Impairment Charges on Financial Assets	6 Months Ended
Sep. 30, 2025
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Impairment Charges on Financial Assets
14	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the six months ended September 30, 2025 and 2024 consisted of the following:

	For the six months ended September 30,
	2025	2024

	(In millions)
Loans and advances	¥80,234	¥114,194
Loan commitments	(16,153)	(6,494)
Financial guarantees	(4,091)	(2,638)
Investment securities	11,825	—

Total impairment charges on financial assets	¥71,815	¥105,062